Concentrations of Credit and Other Risks (Detail) - Dec. 31, 2014 $ in Millions	USD ($) Deposit
Concentrations of Credit and Other Risks [Abstract]
Commercial and standby letters of credit	$ 10.0
Percentage of entity deposits (in hundredths)	43.90%
Number of deposits of depositing authorities | Deposit	1
Public fund deposits	$ 601.5